Summary of Significant Accounting Policies (Roll Forward of the Allowance For Doubtful Accounts) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts beginning	$ (41)	$ (16)	$ (16)
Bad debt expense	(26)	(29)	(10)
Write-offs, net of recoveries	4	4	10
Allowance for doubtful accounts ending	$ (63)	$ (41)	$ (16)